Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation, consisted of the following at:

	June 30, 2026	December 31, 2025
Computer Equipment	$459,308	$457,893
Furniture and Fixtures	214,762	184,524
Software	13,564	13,564
Capitalized Software Development Costs	144,691	—
	832,325	655,981
Less: Accumulated Depreciation	(652,757)	(649,805)
	$179,568	$6,176

Depreciation expense from continuing operations was $1,201 and $5,980 for the three months ended June 30, 2026 and 2025, respectively. For the six months ended June 30, 2026 and 2025 depreciation expense from continuing operations was $2,951 and $13,824, respectively.

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation, consisted of the following at:

	December 31, 2025	December 31, 2024
Computer Equipment	$471,457	$466,397
Furniture and Fixtures	184,524	184,524
Leasehold Improvements	-	47,616
	655,981	698,537
Less: Accumulated Depreciation	(649,805)	(680,475)
	$6,176	$18,062

Depreciation expense was $18,548 and $66,081 for the years ended December 31, 2025 and 2024, respectively.